Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Dec. 31, 2024 USD ($) contract	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 107.7	$ 73.7
Current contract assets	107.7	73.7
Non-current accrued revenue	1.5	2.3
Non-current contract assets	1.5	2.3
Total contract assets	109.2	76.0	$ 61.2
Current contract liability
Current deferred mobilization, demobilization and contract preparation revenue	(27.1)	(59.5)
Non-current contract liability
Non-current deferred mobilization, demobilization and contract preparation revenue	(21.0)	(56.6)
Total contract liability	(48.1)	(116.1)	$ (126.0)
Accrued revenue	107.7	73.7
Liquidated damages costs, current	$ 0.0	1.2
Delayed contracts | contract	2
Liquidated damages, non current	$ 0.0	0.8
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	1.0	1.1
Non-current accrued revenue	1.5	1.5
Non-current contract liability
Accrued revenue	1.0	1.1
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	20.4	7.3
Non-current contract liability
Accrued revenue	$ 20.4	$ 7.3